Cover	May 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2022
Entity File Number	001-38308
Entity Registrant Name	Greenpro Capital Corp.
Entity Central Index Key	0001597846
Entity Tax Identification Number	98-1146821
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	B-7-5, Northpoint Office,
Entity Address, Address Line Two	Mid Valley City, No. 1 Medan Syed Putra Utara,
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
City Area Code	603
Local Phone Number	2201-3192
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	GRNQ
Security Exchange Name	NASDAQ